Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions							3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019 MXN ($)	Nov. 18, 2019	Dec. 31, 2018 MXN ($)	Aug. 31, 2018	Jan. 01, 2017	Dec. 31, 2019 MXN ($)	Sep. 30, 2019	Dec. 31, 2018 MXN ($)	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2019 USD ($) per-liter	Dec. 31, 2019 MXN ($) per-liter	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [line items]
Effective tax rate												30.68%	30.68%	30.60%	(37.17%)
Unrecognized deferred tax liabilities | $		$ 13,187		$ 9,237			$ 13,187		$ 9,237				$ 13,187	$ 9,237	$ 5,847
NOLs usage limit												30.00%	30.00%
Income tax rate												30.00%	30.00%	30.00%	30.00%
Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions												5.00%	5.00%
Top of range [member]
Major Components Of Tax Expense Income [line items]
Dividend tax on distributions												7.50%	7.50%
Excluding Venezuela's Deconsolidation and Philippine's Consolidation Impact [member]
Major Components Of Tax Expense Income [line items]
Effective tax rate															28.12%
Argentina [member]
Major Components Of Tax Expense Income [line items]
Income tax rate															35.00%
Sales taxes															1.75%
Argentina [member] | Two thousand eighteen and nineteen [member]
Major Components Of Tax Expense Income [line items]
Income tax rate															30.00%
Percentage of dividend received from residents withholding															7.00%
Argentina [member] | Two thousand nineteen onwards [member]
Major Components Of Tax Expense Income [line items]
Income tax rate															25.00%
Percentage of dividend received nonresidents withholding															13.00%
Argentina [member] | Two thousand and eighteen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes															1.50%
Argentina [member] | Two Thousand and Nineteen [member]
Major Components Of Tax Expense Income [line items]
Sales taxes															1.50%
Argentina [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [line items]
Sales taxes															1.00%
Argentina [member] | Two Thousand and Twenty One [member]
Major Components Of Tax Expense Income [line items]
Sales taxes															0.50%
Argentina [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [line items]
Sales taxes															0.00%
Argentina [member] | Two Thousand Twenty Onwards [Member]
Major Components Of Tax Expense Income [line items]
Corporate income tax												30.00%	30.00%
Dividend withholding tax rate												7.00%	7.00%
Inflation adjustment rate												100.00%	100.00%
Tax rate on taxable purchases												30.00%	30.00%
Brazil [member]
Major Components Of Tax Expense Income [line items]
Recoverable taxes | $		$ 4,223		$ 2,361			$ 4,223		$ 2,361				$ 4,223	$ 2,361
Average federal production and federal sales tax												16.30%	16.30%
Excise tax rate					20.00%				4.00%
Colombia [member]
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate																35.00%
Percentage of reform income tax rate						34.00%
Percentage of reform extra income tax rate														4.00%	6.00%
Percentage of special increase in income tax rate															20.00%	15.00%
Income tax rate				33.00%										9.00%	8.00%	6.00%	5.00%
Dividend tax on distributions		7.50%
Minimum assumed income tax rate												1.50%	1.50%
Dividend tax on resident individuals												15.00%	15.00%
Dividends tax rate applicable to foreign nonresidents												7.50%	7.50%
Percent of municipality sales tax as a credit												100.00%	100.00%
Colombia [member] | Two Thousand and Nineteen [member]
Major Components Of Tax Expense Income [line items]
Percentage of increase in income tax rate				3.50%
Municipality sales tax				50.00%
Colombia [member] | Two thousand and twenty [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				32.00%
Percentage of increase in income tax rate				1.50%
Municipality sales tax				100.00%
Colombia [member] | Two Thousand and Twenty One [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				31.00%
Percentage of increase in income tax rate											0.00%
Colombia [member] | Two thousand and twenty two [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				30.00%
Colombia [member] | Later than one year [member]
Major Components Of Tax Expense Income [line items]
Percentage of reform income tax rate															33.00%
Colombia [member] | Two Thousand Twenty Onwards [Member]
Major Components Of Tax Expense Income [line items]
Minimum assumed income tax rate												0.50%	0.50%
Dividend tax on resident individuals												10.00%	10.00%
Dividends tax rate applicable to foreign nonresidents												10.00%	10.00%
Colombia [member] | In Two Thousand Twenty One Onwards [Member]
Major Components Of Tax Expense Income [line items]
Minimum assumed income tax rate												0.00%	0.00%
Costa Rica [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				15.00%
Value-added tax				13.00%
Percentage of interest expenses				20.00%
Costa Rica [member] | Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				25.00%
Costa Rica [member] | Top of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate				20.00%
Mexico [member]
Major Components Of Tax Expense Income [line items]
Income tax rate												30.00%	30.00%	30.00%	30.00%
Mexico [member] | Two Thousand Twenty Onwards [Member]
Major Components Of Tax Expense Income [line items]
Excise tax rate												25.00%	25.00%
Net Interest Deduction Adjusted Taxable Income Rate												30.00%	30.00%
Exception for deductible interest												$ 1	$ 20,000,000
Non-deductible interests limitation period												10 years	10 years
Mexico [member] | Two Thousand Twenty Onwards [Member] | Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Excise tax per liter on the production | per-liter												1.17	1.17
Mexico [member] | Two Thousand Twenty Onwards [Member] | Top of range [member]
Major Components Of Tax Expense Income [line items]
Excise tax per liter on the production | per-liter												1.2616	1.2616
Panama [member]
Major Components Of Tax Expense Income [line items]
Excise tax rate			5.00%									5.00%	5.00%
Panama [member] | Two Thousand Twenty Onwards [Member]
Major Components Of Tax Expense Income [line items]
Excise tax rate												7.00%	7.00%
Changes in tax rates or tax laws enacted or announced [member] | Brazil [member]
Major Components Of Tax Expense Income [line items]
Excise tax rate	4.00%						10.00%	8.00%		12.00%				4.00%